Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 23,275		₨ 21,728
Accrued expenses	65,291		67,326
Trade payables and accrued expenses	₨ 88,566	$ 1,062	₨ 89,054